COMBINED AND CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands		Share Capital USD ($) shares	Share Capital CNY (¥) shares	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY (¥)	Statutory Reserves USD ($)	Statutory Reserves CNY (¥)	Accumulated (Deficit)/Retained Earnings USD ($)	Accumulated (Deficit)/Retained Earnings CNY (¥)	Accumulated Other Comprehensive (Loss)/Income USD ($)	Accumulated Other Comprehensive (Loss)/Income CNY (¥)	Total Shareholders' Equity USD ($)	Total Shareholders' Equity CNY (¥)	Non-controlling Interests USD ($)	Non-controlling Interests CNY (¥)	USD ($) shares	CNY (¥) shares
Beginning Balance at Aug. 31, 2016			¥ 7		¥ 239,760		¥ 47,813		¥ (170,851)				¥ 116,729		¥ 44,832		¥ 161,561
Beginning Balance, Shares at Aug. 31, 2016 | shares		100,000,000	100,000,000
Net income for the year									172,050				172,050		19,759		191,809
Transfer to statutory reserve							17,132		(17,132)
Foreign currency translation adjustment											¥ (36,494)		(36,494)				(36,494)
Repurchase of ordinary shares																	0
Capital injection															3,600		3,600
Acquisition of additional interest in subsidiaries of non-controlling interests					49,154								49,154		(64,866)		(15,712)
Distribution to owners under group Reorganization	[1]				(32,167)								(32,167)				(32,167)
Stock issued during the period new issues					1,146,861								1,146,861				1,146,861
Stock issued during the period new issues (in shares) | shares		17,250,000	17,250,000
Ending Balance at Aug. 31, 2017			¥ 7		1,403,608		64,945		(15,933)		(36,494)		1,416,133		3,325		1,419,458
Ending Balance, Shares at Aug. 31, 2017 | shares		117,250,000	117,250,000
Net income for the year									246,969				246,969		1,934		248,903
Acquisition of subsidiaries															166,718		166,718
Stock issued upon follow on issues			¥ 2		1,151,700								1,151,702				1,151,702
Stock issued upon follow on issues (in shares) | shares		10,000,000	10,000,000
Foreign currency translation adjustment											112,264		112,264				112,264
Repurchase of ordinary shares	[2]				(114,554)								(114,554)				(114,554)
Share-based compensation					29,061								29,061				29,061
Disposal of a subsidiary															(1,953)		(1,953)
Ending Balance at Aug. 31, 2018			¥ 9		2,469,815		64,945		231,036		75,770		2,841,575		170,024		¥ 3,011,599
Ending Balance, Shares at Aug. 31, 2018 | shares		127,250,000	127,250,000													127,250,000	127,250,000
Net income for the year									241,099				241,099		11,659	$ 35,330	¥ 252,758
Acquisition of subsidiaries															179,429		179,429
Foreign currency translation adjustment											3,185		3,185		62	$ 454	3,247
Repurchase of ordinary shares	[2]				(417,149)								(417,149)				(417,149)
Cancellation of treasury stock	[2]		¥ (1)		1
Cancellation of treasury stock (in shares) | shares	[2]	(6,679,183)	(6,679,183)
Capital injection															500		500
Share-based compensation					51,664								51,664				51,664
Issuance of ordinary shares upon vesting of shares option					858								858				¥ 858
Issuance of ordinary shares upon vesting of shares option (in shares) | shares		14,457	14,457													14,457	14,457
Ending Balance at Aug. 31, 2019		$ 1	¥ 8	$ 294,255	¥ 2,105,189	$ 9,078	¥ 64,945	$ 66,022	472,339	$ 11,036	¥ 78,955	$ 380,392	2,721,436	$ 50,575	361,832	$ 430,967	¥ 3,083,268
Ending Balance, Shares at Aug. 31, 2019 | shares		120,585,274	120,585,274													120,585,274	120,585,274
Cumulative-effect adjustment upon of ASC606									¥ 204				¥ 204		¥ 158		¥ 362

[1]	Note*: Distribution represent the payment of capital to Mr. Guoqiang Yang, Ms. Huiyan Yang (“Ms. H”), daughter of Mr. Guoqiang Yang and Ms. Meirong Yang (“Ms. M”), sister of Mr. Guoqiang Yang (collectively as the “Yang’s Family”) for the transfer of schools held by other affiliated entities under common control of Yang’s Family to Guangdong Country Garden Education Investment Management Co., Ltd. (“BGY Education Investment”) as a result of Reorganization as disclosed in Note 1 and was recorded as distribution to owners in the combined and consolidated statements of shareholders’ equity.
[2]	Note**: The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock. During the years ended August 31, 2017, 2018 and 2019, the Group repurchased a total of nil, 1,207,465 and 5,471,718 shares from the market for a cash consideration of nil, RMB 114,554 and RMB 417,149. As of August 31, 2019, all the treasury stock had been cancelled and retired.